Other Reserve - Summary of Detailed Information About Other Reserve (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Other Reserve [Line Items]
Beginning Balance	€ 762,961	€ 149,460	€ 149,460
Employee share-based compensation	1,971	4,297	7,431	€ 7,208	€ 5,389
Debt forgiveness by shareholder					3,176
Issuance of ordinary shares upon Reverse Recapitalization, net of issuance costs			241,937
Ending Balance	769,898		762,961	149,460
Other Reserves [member]
Disclosure Of Detailed Information About Other Reserve [Line Items]
Beginning Balance	762,961	149,460	149,460	81,198	44,607
Capital injection from shareholders			6,454	67,124	24,279
Employee share-based compensation	1,971	4,297	7,431	7,208	5,389
Debt forgiveness by shareholder					3,176
Capital contribution from non-controlling interests	2,775			566	119
Changes in ownership interest in a subsidiary without change of control	(4,672)	93	(396)	124	(1,084)
Currency translation differences	6,854	(7,366)	(1,011)	(6,355)	4,893
Actuarial reserve relating to employee benefit	9	272	1,261	(405)	(181)
Issuance of ordinary shares upon Reverse Recapitalization, net of issuance costs			599,762
Ending Balance	769,898	146,756	762,961	149,460	81,198
Share premium [member] | Other Reserves [member]
Disclosure Of Detailed Information About Other Reserve [Line Items]
Beginning Balance	743,501	137,285	137,285	70,161	45,882
Capital injection from shareholders			6,454	67,124	24,279
Employee share-based compensation					0
Debt forgiveness by shareholder					0
Capital contribution from non-controlling interests					0
Changes in ownership interest in a subsidiary without change of control					0
Currency translation differences					0
Actuarial reserve relating to employee benefit					0
Issuance of ordinary shares upon Reverse Recapitalization, net of issuance costs			599,762
Ending Balance	743,501	137,285	743,501	137,285	70,161
Cumulative translation adjustment [member] | Other Reserves [member]
Disclosure Of Detailed Information About Other Reserve [Line Items]
Beginning Balance	(716)	295	295	6,650	1,757
Capital injection from shareholders					0
Employee share-based compensation					0
Debt forgiveness by shareholder					0
Capital contribution from non-controlling interests					0
Changes in ownership interest in a subsidiary without change of control					0
Currency translation differences	6,854	(7,366)	(1,011)	(6,355)	4,893
Actuarial reserve relating to employee benefit					0
Ending Balance	6,138	(7,071)	(716)	295	6,650
Re-measurement of defined benefit plans [member] | Other Reserves [member]
Disclosure Of Detailed Information About Other Reserve [Line Items]
Beginning Balance	675	(586)	(586)	(181)	0
Capital injection from shareholders					0
Employee share-based compensation					0
Debt forgiveness by shareholder					0
Capital contribution from non-controlling interests					0
Changes in ownership interest in a subsidiary without change of control					0
Currency translation differences					0
Actuarial reserve relating to employee benefit	9	272	1,261	(405)	(181)
Ending Balance	684	(314)	675	(586)	(181)
Other reserves [member] | Other Reserves [member]
Disclosure Of Detailed Information About Other Reserve [Line Items]
Beginning Balance	19,501	12,466	12,466	4,568	(3,032)
Capital injection from shareholders					0
Employee share-based compensation	1,971	4,297	7,431	7,208	5,389
Debt forgiveness by shareholder					3,176
Capital contribution from non-controlling interests	2,775			566	119
Changes in ownership interest in a subsidiary without change of control	(4,672)	93	(396)	124	(1,084)
Currency translation differences					0
Actuarial reserve relating to employee benefit					0
Ending Balance	€ 19,575	€ 16,856	€ 19,501	€ 12,466	€ 4,568